Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$ (75,805)	$ (348,870)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(600,000)
Net cash used in investing activities	(600,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares		1,707,893
Payment for deferred offering costs	(459,164)	(220,031)
Net cash provided by (used in) financing activities	(459,164)	1,487,862
Effect of exchange rate changes		237
Net increase (decrease) in cash	(1,134,969)	1,139,229
Cash at beginning of period	1,139,229
Cash at end of period	$ 4,260	$ 1,139,229